Securitizations and Variable Interest Entities, Off-Balance Sheet Loans Sold or Securitized (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	$ 1,227,083	$ 1,266,936
Delinquent loans and foreclosed assets	16,232	19,778
Net charge-offs	1,762	1,290
Total Commercial [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	100,875	106,745
Delinquent loans and foreclosed assets	2,839	3,325
Net charge-offs	1,027	279
Securitizations and Variable Interest Entities Textual [Abstract]
Foreclosed assets	1,200	1,700
Commercial Real Estate Mortgage [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	100,875	106,745
Delinquent loans and foreclosed assets	2,839	3,325
Net charge-offs	1,027	279
Total Consumer [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	1,126,208	1,160,191
Delinquent loans and foreclosed assets	13,393	16,453
Net charge-offs	735	1,011
Securitizations and Variable Interest Entities Textual [Abstract]
Foreclosed assets	879	1,800
Real estate 1-4 family first mortgage [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	1,126,208	1,160,191
Delinquent loans and foreclosed assets	13,393	16,453
Net charge-offs	735	1,011
FNMA, FHLMC and GNMA [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	1,100,000	1,200,000
Securitizations and Variable Interest Entities Textual [Abstract]
Foreclosed assets	619	1,300
Delinquent loans	$ 9,100	$ 9,800